PRINCIPAL ACCOUNTING POLICIES - Summary of RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 157.82	$ 122.00	$ 101.03
Granted (in dollars per share)	43.03	322.20	247.91
Exercised (in dollars per share)	68.95	80.70	65.65
Forfeited (in dollars per share)	133.92	199.32	156.32
Outstanding, ending (in dollars per share)	$ 168.80	$ 157.82	$ 122.00
Unrecognized compensation cost	$ 262.0
Weighted average recognized period	2 years 8 months 12 days
Restricted stock units (RSUs)
Number of Shares
Outstanding at the beginning of the period (in shares)	1,462,239	865,408	1,058,608
Granted (in shares)	15,664	1,183,094	229,603
Vested (in shares)	(285,375)	(492,825)	(271,683)
Forfeited (in shares)	(96,806)	(93,438)	(151,120)
Outstanding at the end of the period (in shares)	1,095,722	1,462,239	865,408
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 263.28	$ 185.17	$ 158.55
Granted (in dollars per share)	323.92	301.62	249.31
Exercised (in dollars per share)	191.21	223.00	129.21
Forfeited (in dollars per share)	274.71	237.69	181.47
Outstanding, ending (in dollars per share)	$ 281.91	$ 263.28	$ 185.17
Share-based compensation expense	$ 281.9	$ 217.8	$ 48.6
Unrecognized compensation cost	$ 183.0
Weighted average recognized period	1 year 3 months 18 days
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period	4 years